Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 17 — COMMITMENTS AND CONTINGENCIES

In the ordinary course of business, the Company may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Company records contingent liabilities resulting from such claim, when a loss is assessed to be probable, and the amount of the loss is reasonably estimable per guidance of ASC Topic 450-20 — Loss Contingencies.

As of December 31, 2024 and June 30, 2025, the Company is subject to legal proceeding from a charge by Ministry of Manpower for an offence under Section 12(1) of the Workplace Safety and Health Act for failure to take measure to ensure the safety of its employees at work in one of its construction projects in 2019 which resulted in injuries to one worker and one fatality. The Company has claimed trial to this charge. For the same incident, the Company was also charged under Section 5 of the Building Control Act for carrying out building works that were not approved by the Commissioner of Building Control. On June 17, 2025, the Company was convicted of Charge No. DSC-900110-2021 under Section 12(1) of the Workplace Safety and Health Act for failing to take reasonably practicable measure to ensure the safety of employees at work. The matter is fixed for sentencing in October 2025.

Additionally, the Company was also subject to a claim from an employee of a subcontractor for a construction project for damages arising out of injuries and loss suffered as a result of work accident at the project site. The claimant sought to hold the Company and the subcontractor jointly and severally liable for the claim. The matter was resolved via a settlement agreement finalized on March 14, 2025. As the main contractor, the Company paid S$15,000 to the claimant and S$1,000 to setting aside application on April 2, 2025, which constituted a full and final settlement of all claims related to this matter, and no further liability existed as of June 30, 2025.

As of December 31, 2024 and June 30, 2025, the Company’s accrued provision for the legal proceedings was S$275,000 and S$260,000 ($204,419) respectively. For the year ended December 31, 2024 and the six months ended June 30, 2025, the Company’s provision for estimated litigation loss was nil and nil respectively.

Note 17 — COMMITMENTS AND CONTINGENCIES

In the ordinary course of business, the Company may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Company records contingent liabilities resulting from such claim, when a loss is assessed to be probable, and the amount of the loss is reasonably estimable per guidance of ASC Topic 450-20 — Loss Contingencies.

As of December 31, 2022, 2023 and 2024, the Company is subject to legal proceeding from a charge by Ministry of Manpower for an offence under Section 12(1) of the Workplace Safety and Health Act for failure to take measure to ensure the safety of its employees at work in one of its construction projects in 2019 which resulted in injuries to one worker and one fatality. The Company has claimed trial to this charge. For the same incident, the Company was also charged under Section 5 of the Building Control Act for carrying out building works that were not approved by the Commissioner of Building Control. Additionally, the Company is also subject to a claim from an employee of a subcontractor for a construction project for damages arising out of injuries and loss suffered as a result of work accident at the project site. The claimant seeks to hold the Company and the subcontractor jointly and severally liable for the claim.

As of December 31, 2022, 2023 and 2024, the Company’s accrued provision for the legal proceedings was S$385,000, S$385,000 and S$275,000 ($201,288) respectively. There was no further update as the date that the consolidated financial statements are available to be issued.

For the years ended December 31, 2022, 2023 and 2024, the Company’s provision for estimated litigation loss was S$125,000, nil and nil respectively.